Summary of Reserve for Claims Losses	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Insurance [Abstract]
Summary of Reserve for Claims Losses
Summary of Reserve for Claim Losses
 A summary of the reserve for claim losses follows:

	Three months ended March 31,
	2018	2017
	(Dollars in millions)
Beginning balance	$1,490	$1,487
Change in reinsurance recoverable	—	(4)
Claim loss provision related to:
Current year	47	51
Prior years	—	1
Total title claim loss provision	47	52
Claims paid, net of recoupments related to:
Current year	(1)	(1)
Prior years	(50)	(50)
Total title claims paid, net of recoupments	(51)	(51)
Ending balance of claim loss reserve for title insurance	$1,486	$1,484
Provision for title insurance claim losses as a percentage of title insurance premiums	4.5%	5.0%

We continually update loss reserve estimates as new information becomes known, new loss patterns emerge, or as other contributing factors are considered and incorporated into the analysis of reserve for claim losses. Estimating future title loss payments is difficult because of the complex nature of title claims, the long periods of time over which claims are paid, significantly varying dollar amounts of individual claims and other factors.
Due to the uncertainty inherent in the process and to the judgment used by management, the ultimate liability may be greater or less than our current reserves. If actual claims loss development varies from what is currently expected and is not offset by other factors, it is possible that our recorded reserves may fall outside a reasonable range of our actuary's central estimate, which may require additional reserve adjustments in future periods.

Summary of Reserve for Claim Losses
 A summary of the reserve for claim losses follows:

	Year Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Beginning balance	$1,487	$1,583	$1,621
Change in reinsurance recoverable	(4)	(8)	1
Claim loss provision related to:
Current year	219	236	224
Prior years	19	(79)	22
Total title claim loss provision	238	157	246
Claims paid, net of recoupments related to:
Current year	(8)	(10)	(7)
Prior years	(223)	(235)	(278)
Total title claims paid, net of recoupments	(231)	(245)	(285)
Ending balance of claim loss reserve for title insurance	$1,490	$1,487	$1,583
Provision for title insurance claim losses as a percentage of title insurance premiums	4.9%	3.3%	5.7%

We continually update loss reserve estimates as new information becomes known, new loss patterns emerge, or as other contributing factors are considered and incorporated into the analysis of reserve for claim losses. Estimating future title loss payments is difficult because of the complex nature of title claims, the long periods of time over which claims are paid, significantly varying dollar amounts of individual claims and other factors.
In the quarter ended December 31, 2017, we reduced the current quarter provision for claims losses to 4.5%. During the quarter ended December 31, 2016, we released excess title reserves of $97 million in addition to reducing the provision for claims losses for the quarter to 5.0%. In response to favorable development on recent year claims, the average provision rate has decreased in each of the years ended 2015, 2016, and 2017.
Due to the uncertainty inherent in the process and to the judgment used by management, the ultimate liability may be greater or less than our current reserves. If actual claims loss development varies from what is currently expected and is not offset by other factors, it is possible that our recorded reserves may fall outside a reasonable range of our actuary's central estimate, which may require additional reserve adjustments in future periods.